Reversal of (provision for) impairment losses due to credit loss - Reversal of (provision for) Impairment Losses due to credit loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment losses due to credit loss [Abstract]
Reversal(provision) due to credit loss on financial assets measured at FVTOCI	₩ (16,542)	₩ 827	₩ (4,909)
Provision for impairment loss due to credit loss on securities at amortized cost	(5,549)	(3,151)	(664)
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(1,839,987)	(881,668)	(551,957)
Provision for(reversal of) provision on guarantee	(3,555)	(7,611)	10,701
Reversal of(provision for) unused loan commitment	(29,283)	6,332	9,991
Total	₩ (1,894,916)	₩ (885,271)	₩ (536,838)